Contractual Obligations and Commitments	12 Months Ended
Dec. 31, 2011
Contractual Obligations and Commitments
Contractual Obligations and Commitments

13.       Contractual Obligations and Commitments

In the normal course of business, we enter into contracts that contain a variety of representations and warranties and provide general indemnifications. Our maximum exposure under these arrangements is unknown as this would involve future claims that may be made against us that have not yet occurred. We do not expect to suffer any material losses in connection with these contracts.

Various federal, state and local laws and regulations covering, among other things, the release of waste materials into the environment and state and local taxes affect our operations and costs. Our management believes we are in substantial compliance with applicable federal, state and local laws, and management expects that the ultimate resolution of any claims or legal proceedings instituted against us will not have a material effect on our financial position or results of operations.